EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Expense of employee benefits	¥ 2.9	¥ 2.2	¥ 1.9